Balance Sheets (Southwestern Montana Financial Center, Inc.) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 12,456
Property and equipment, net	57,205
Total assets	2,489,551
Current liabilities:
Accounts payable and other accrued liabilities	98,654
Current portion of long-term debt	90,580
Total current liabilities	1,168,501
Long term debt, less current portion	1,621,101
Total liabilities	2,789,602
Stockholder's deficit:
Common stock, no par; 50,000 shares authorized; 20,000 issued and outstanding	265,699
Accumulated deficit	(5,287,795)
Total liabilities and stockholders' equity (deficit)	2,489,551
Southwestern Montana Financial Center, Inc. [Member]
Current assets:
Cash	284	$ 222
Property and equipment, net	91,962	122,273
Total assets	92,246	122,495
Current liabilities:
Accounts payable and other accrued liabilities	73,506	87,020
Current portion of long-term debt	35,200	38,301
Total current liabilities	108,706	125,321
Long term debt, less current portion	23,206	58,405
Total liabilities	131,912	183,726
Stockholder's deficit:
Common stock, no par; 50,000 shares authorized; 20,000 issued and outstanding
Accumulated deficit	(39,666)	(61,231)
Total liabilities and stockholders' equity (deficit)	$ 92,246	$ 122,495